License Agreements - CD47 License (Details) - CD47 License agreement with InnoBation - Curis Biotech Holdings LLC - Class A Member Units - Liminatus Pharma, LLC $ in Millions	Oct. 31, 2022 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of member units exchange for license rights to develop, market and sell YN1203, InnoBation Bio CAR NK biomarker | shares	78,555,554
Value of membership interest offset to additional paid-in capital | $	$ 0.8